UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F-HR
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: __03/31/04 5____

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: _____CIBC World Markets Corp
Address: _622 Thurd Avenue, Ninth Floor
_New York, NY 10017

13F File Number: 028-06918________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: ___Vince Saponar
Title: ___Executive Director
Phone: ___212-667-6239

Signature, Place, and Date of Signing:

Vincent M Saponar
[Signature]

___NEW YORK, NY___
[City, State]

__05/11/05___
[Date]

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

<PAGE>

FORM 13F SUMMARY PAGE

CONFIDENTIAL

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 66

Form 13F Information Table Value Total: $ 193,969.186 (thousands)

List of Other Included Managers: NONE

<Table>

PAGE: 1 FORM 13F NAME OF REPORTING MANAGER: CIBC WORLD MARKETS CORP. DATE MAR05

(ITEM 1)	(ITEM 2)	(ITEM 3)	(ITEM 4)	(ITEM 5)		(ITEM 6) INVESTMENT DISCRETION			(ITEM 7)	(ITEM 8) VOTING AUTHORITY		
						<C>		<C>				
NAME OF ISSUES	TITLE OF CLASS	CUSIP NO	FAIR MARKET VALUE	SHARES OR PRINCIPAL AMOUNT	P/C	SHARES SOLE (A)	SHARES DEFINED (B)	SHARES OTHER (C)	MGR	SHARES SOLE (A)	SHARES SHARED (B)	SHARES NONE (C)
ASM INTL N V	COM	N07045102	324,853	19,700		19,700	0	0		19,700	0	0
ATMI INC	NOTE	00207RAC5	1,119,520	1000,000		1000,000	0	0		1000,000	0	0
ADVANCED ENERGY INDS	NOTE	007973AC4	5,934,266	6017,000		6017,000	0	0		6017,000	0	0
ALLIED WASTE INDS INC	SDCV	019589AD2	326,895	391,000		391,000	0	0		391,000	0	0
ALLOY INC	DBCV	019855AB1	5,215,889	5300,000		5300,000	0	0		5300,000	0	0
AMAZON COM INC	NOTE	023135AF3	1,022,907	1038,000		1038,000	0	0		1038,000	0	0
AMKOR TECHNOLOGY INC	NOTE	031652AN0	967,680	1008,000		1008,000	0	0		1008,000	0	0
APRIA HEALTHCARE GROUP INC	NOTE	037933AB4	1,597,972	1450,000		1450,000	0	0		1450,000	0	0
ARRIS GROUP INC	NOTE	04269QAB6	5,795,706	3995,000		3995,000	0	0		3995,000	0	0
AVATAR HLDGS INC	NOTE	053494AF7	1,124,060	1000,000		1000,000	0	0		1000,000	0	0
BROCADE COMMUNICATIONS SYS I	NOTE	111621AB4	3,630,930	3812,000		3812,000	0	0		3812,000	0	0
CV THERAPEUTICS INC	NOTE	126667AB0	246,250	250,000		250,000	0	0		250,000	0	0
CV THERAPEUTICS INC	NOTE	126667AD6	2,572,938	3100,000		3100,000	0	0		3100,000	0	0
CV THERAPEUTICS INC	NOTE	126667AF1	4,111,125	3050,000		3050,000	0	0		3050,000	0	0
COMMUNITY HEALTH SYS INC NEW	NOTE	203668AA6	2,254,580	2058,000		2058,000	0	0		2058,000	0	0
COMPUTER NETWORK TECHNOLOGY	NOTE	204925AC5	705,925	755,000		755,000	0	0		755,000	0	0
CONCORD COMMUNICATIONS INC	NOTE	206186AB4	1,320,796	1480,000		1480,000	0	0		1480,000	0	0
CUBIST PHARMACEUTICALS INC	NOTE	229678AB3	1,301,228	1430,000		1430,000	0	0		1430,000	0	0
CYTYC CORP	NOTE	232946AB9	1,682,256	1600,000		1600,000	0	0		1600,000	0	0
EDO CORP	NOTE	281347AD6	517,905	500,000		500,000	0	0		500,000	0	0
ENZON PHARMACEUTICALS INC	NOTE	293904AB4	2,356,900	2590,000		2590,000	0	0		2590,000	0	0
FEI CO	NOTE	30241LAB5	2,518,312	2475,000		2475,000	0	0		2475,000	0	0
FAIRCHILD SEMICONDUCTOR CORP	NOTE	303727AJ0	876,603	869,000		869,000	0	0		869,000	0	0
FINISAR	NOTE	31787AAF8	1,604,140	2000,000		2000,000	0	0		2000,000	0	0
FISHER SCIENTIFIC INTL INC	COM	338032204	1,983,974	34,880		34,880	0	0		34,880	0	0

GENZYME CORP	NOTE	372917AN4	1,859,226	1811,000		1811,000	0	0		1811,000	0	0
HEADWATERS INC	NOTE	42210PAB8	761,946	600,000		600,000	0	0		600,000	0	0
HUMAN GENOME SCIENCES INC	NOTE	444903AH1	347,182	357,000		357,000	0	0		357,000	0	0
HUTCHINSON TECHNOLOGY INC	NOTE	448407AE6	2,997,645	2325,000		2325,000	0	0		2325,000	0	0
IMCLONE SYS INC	NOTE	45245WAF6	2,144,660	2535,000		2535,000	0	0		2535,000	0	0
INCYTE CORP	NOTE	45337CAE2	5,738,080	6475,000		6475,000	0	0		6475,000	0	0
INVITROGEN CORP	NOTE	46185RAD2	7,924,890	8003,000		8003,000	0	0		8003,000	0	0
INVITROGEN CORP	NOTE	46185RAJ9	8,549,616	7257,000		7257,000	0	0		7257,000	0	0
IVAX CORP	NOTE	465823AG7	3,521,782	3513,000		3513,000	0	0		3513,000	0	0
JETBLUE AWYS CORP	NOTE	477143AB7	4,306,750	5000,000		5000,000	0	0		5000,000	0	0
K V PHARMACEUTICAL CO	NOTE	482740AC1	2,212,980	2000,000		2000,000	0	0		2000,000	0	0
KERZNER INTL LTD	NOTE	492520AB7	2,546,622	2110,000		2110,000	0	0		2110,000	0	0
KING PHARMACEUTICALS INC	DBCV	495582AG3	427,104	442,000		442,000	0	0		442,000	0	0
KULICKE & SOFFA INDS INC	NOTE	501242AL5	3,768,981	4965,000		4965,000	0	0		4965,000	0	0
LSI LOGIC CORP	NOTE	502161AG7	4,837,665	4889,000		4889,000	0	0		4889,000	0	0
LTX CORP	NOTE	502392AE3	3,052,700	3115,000		3115,000	0	0		3115,000	0	0
LIFEPOINT HOSPITALS INC	NOTE	53219LAE9	1,461,904	1423,000		1423,000	0	0		1423,000	0	0
MANOR CARE INC NEW	COM	564055101	1,522,646	41,900		41,900	0	0		41,900	0	0
MAVERICK TUBE CORP	NOTE	577914AB0	830,165	611,000		611,000	0	0		611,000	0	0
MCDATA CORP	NOTE	580031AD4	2,855,207	3404,000		3404,000	0	0		3404,000	0	0
MERCURY INTERACTIVE CORP	NOTE	589405AB5	916,693	911,000		911,000	0	0		911,000	0	0
MILLENNIUM CHEMICALS INC	DBCV	599903AB7	10,790,070	5057,000		5057,000	0	0		5057,000	0	0
NASDAQ 100 TR	UNIT	631100104	1,828,500	50,000	CALL	50,000	0	0		50,000	0	0
NAVISTAR FINL CORP	NOTE	638902AM8	1,785,670	1782,000		1782,000	0	0		1782,000	0	0
PSS WORLD MED INC	NOTE	69366AAB6	5,177,370	5500,000		5500,000	0	0		5500,000	0	0
PHARMACEUTICAL RES INC	NOTE	717125AC2	1,256,310	1500,000		1500,000	0	0		1500,000	0	0
PAGE TOTAL		51	134,535,974									

PAGE: 2 FORM 13F NAME OF REPORTING MANAGER: CIBC WORLD MARKETS CORP. DATE MAR05

(ITEM 1)	(ITEM 2)	(ITEM 3)	(ITEM 4)	(ITEM 5)		(ITEM 6) INVESTMENT DISCRETION			(ITEM 7)	(ITEM 8) VOTING AUTHORITY		
NAME OF ISSUES	TITLE OF CLASS	CUSIP NO	FAIR MARKET VALUE	SHARES OR PRINCIPAL AMOUNT	P/C	SHARES SOLE (A)	SHARES DEFINED (B)	SHARES OTHER (C)	MGR	SHARES SOLE (A)	SHARES SHARED (B)	SHARES NONE (C)
PROTEIN DESIGN LABS INC	NOTE	74369LAD5	2,292,447	2246,000		2246,000	0	0		2246,000	0	0
RPM INTL INC	NOTE	749685AK9	5,187,773	9615,000		9615,000	0	0		9615,000	0	0
RADISYS CORP	NOTE	750459AD1	4,555,600	5000,000		5000,000	0	0		5000,000	0	0
ROGERS COMMUNICATIONS INC	DBCV	775109AE1	2,841,013	2870,000		2870,000	0	0		2870,000	0	0
SCI SYS INC	NOTE	783890AF3	1,784,285	1849,000		1849,000	0	0		1849,000	0	0
SANMINA SCI CORP	SDCV	800907AD9	535,140	991,000		991,000	0	0		991,000	0	0
SERENA SOFTWARE INC	NOTE	817492AB7	5,847,538	4868,000		4868,000	0	0		4868,000	0	0
SILICON VY BANCSHARES	NOTE	827064AC0	12,500,584	9347,000		9347,000	0	0		9347,000	0	0
TERADYNE INC	SDCV	880770AD4	1,598,400	1600,000		1600,000	0	0		1600,000	0	0
VEECO INSTRS INC DEL	NOTE	922417AB6	6,615,000	7000,000		7000,000	0	0		7000,000	0	0
VEECO INSTRS INC DEL	COM	922417100	410,711	27,454		27,454	0	0		27,454	0	0
VISHAY INTERTECHNOLOGY INC	NOTE	928298AD0	2,387,831	3955,000		3955,000	0	0		3955,000	0	0
WMS INDS INC	NOTE	929297AE9	3,815,617	2456,000		2456,000	0	0		2456,000	0	0
WATSON PHARMACEUTICALS INC	DBCV	942683AC7	4,435,223	4626,000		4626,000	0	0		4626,000	0	0
WEBMD CORP	NOTE	94769MAE5	4,626,050	5500,000		5500,000	0	0		5500,000	0	0
PAGE TOTAL		15	59,433,212									
GRAND TOTAL		66	193,969,186									

</table>

CONFIDENTIAL